UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[ ] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

[X] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001631651

Starwood Waypoint Homes 2017-1 Trust

Central Index Key Number of issuing entity (if applicable):  0001710262

Central Index Key Number of underwriter (if applicable):  Not applicable

Ryan Berry, General Counsel, Secretary and Executive Vice President CSH Depositor, LLC (480) 800-3497
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by CSH Depositor, LLC on August 29, 2017 (the “Original Filing”) and is being filed solely to correct certain errors in the report attached to the Original Filing as Exhibit 99.1—Green River Capital, LLC Certification of Services Performed (the “GRC Report”). The GRC Report is hereby replaced in its entirety by the report filed as Exhibit 99.1 to this Form ABS-15G/A.

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by

the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1   Green River Capital, LLC Certification of Services Performed (dated August 31, 2017)

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date:  August 31, 2017

CSH DEPOSITOR, LLC (Depositor)

By:	/s/ Arik Prawer
Name: Arik Prawer
Title: Chief Financial Officer